Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital And Additional Paid-in Capital
Schedule of share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total

Balance at December 31, 2020	111,957	1,480	113,437
Payment of Other reserve constitution - Share-bases compensation plan	—	12	12
Balance at December 31, 2021	111,957	1,492	113,449

Payment of Other reserve constitution - Share-bases compensation plan	—	9	9
Balance at December 31, 2022	111,957	1,501	113,458